Revenue (Tables)	3 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of disaggregates the revenue

The following table disaggregates the revenue for the years ended December 31, 2025 and 2024 are as follows:

	As of March 31	As of March 31
	2026	2025
	USD	USD

Advertisement publishing service	3,768,536	14,509,763
Total	3,768,536	14,509,763